Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Sep 12, 2024
Aug 12, 2024
Oct 1
1, 2024
Aug 30, 2024
Sep 06, 2024
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jun 12, 2014
May 22, 2014
May 10, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Interest Adjustment Reconciliation
Page
8
Appraisal Reduction Report Page
9
Loan Level Detail Page
10
Historical Loan Modification Report Page
12
REO Status Report Page
13
REO Additional Detail Page
14
Material Breaches and Document Defects
Page
15
Mortgage Loan Characteristics
Page
16
Bond/Collateral Realized Loss Reconciliation
Page
20
Historical Delinquency & Liquidation (Stated)
Page
21
Delinquency Summary Report Page
22
Historical Liquidation Loss Loan Detail
Page
23
Additional Loan Detail Page
24
Investor Notice Page
25

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.242000%
A-2
2.904000%
Balance
52,329,000.00
63,220,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.493000%
9,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.575000%
240,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
3.855000%
291,371,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
3.477000%
71,630,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.000000%
786,663,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
0.406471%
115,723,000.00
92,378,949.55
0.00
31,291.16
31,291.16
0.00
92,187,876.54
X-C
1.369142%
24,705,000.00
24,705,000.00
0.00
28,187.21
28,187.21
0.00
24,705,000.00
X-D
1.369142%
62,413,547.00
46,223,845.00
0.00
52,739.17
52,739.17
0.00
46,223,845.00
A-S
4.026000%
58,513,000.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00%
100.00%
100.00%
B 4.328000%
C 4.780000%
D
4.957142%
70,214,000.00
45,509,000.00
50,711,000.00
46,869,949.55
45,509,000.00
50,711,000.00
191,073.01
0.00
0.00
169,044.28
181,277.52
209,484.68
360,117.29
181,277.52
209,484.68
0.00
0.00
0.00
46,678,876.54
45,509,000.00
50,711,000.00
E
3.588000%
24,705,000.00
24,705,000.00
0.00
73,867.95
73,867.95
0.00
24,705,000.00
F
3.588000%
G
3.588000%
R
N/A
13,003,000.00
49,410,547.00
0.00
13,003,000.00
33,220,845.00
0.00
0.00
0.00
0.00
38,878.97
53,481.23
0.00
38,878.97
53,481.23
0.00
0.00
0.00
0.00
13,003,000.00
33,220,845.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,040,215,547.00
214,018,794.55
191,073.01
838,252.16
1,029,325.17
0.00
213,827,721.54
PA
YMENT DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
4.026000%
B
4.328000%
Balance
0.00
0.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Exchanged
0.00%
0.00%
C
4.780000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
17322MAS5
A-2
17322MAT3
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
17322MAU0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322MAV8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-5
17322MAW6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
17322MAX4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
17322MBB1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-B
17322MBC9
798.27648393
0.00000000
0.27039706
0.27039706
0.00000000
796.62536004
X-C
17322MAJ5
1000.00000000
0.00000000
1.14095150
1.14095150
0.00000000
1000.00000000
X-D
17322MAL0
740.60596172
0.00000000
0.84499548
0.84499548
0.00000000
740.60596172
A-S
17322MAY2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
B
17322MAZ9
C 17322MBA3
D
17322MAA4
667.52997337
1000.00000000
1000.00000000
2.72129504
0.00000000
0.00000000
2.40755810
3.98333333
4.13095150
5.12885314
3.98333333
4.13095150
0.00000000
0.00000000
0.00000000
664.80867833
1000.00000000
1000.00000000
E
17322MAC0
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
F
17322MAE6
G
17322MAG1
R
17322MAN6
1000.00000000
672.34319426
0.00000000
0.00000000
0.00000000
0.00000000
2.99000000
1.08238483
0.00000000
2.99000000
1.08238483
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
672.34319426
0.00000000
PEZ
17322MBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
17322MAQ9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
F
ACTOR DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
46,869,949.55
191,073.01
0.00
0.00
0.00
46,678,876.54
0.00
C
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00
D
50,711,000.00
0.00
0.00
0.00
0.00
50,711,000.00
0.00
E
24,705,000.00
0.00
0.00
0.00
0.00
24,705,000.00
0.00
F
G
PEZ
13,003,000.00
33,220,845.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,003,000.00
33,220,845.00
0.00
0.00
16,189,702.00
0.00
Totals:
214,018,794.55
191,073.01
0.00
0.00
0.00
213,827,721.54
16,189,702.00
PRINCI
P
AL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
31,291.16
0.00
0.00
0.00
0.00
31,291.16
0.00
X-C
28,187.21
0.00
0.00
0.00
0.00
28,187.21
0.00
X-D
52,739.17
0.00
0.00
0.00
0.00
52,739.17
0.00
A-S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B
169,044.28
C
181,277.52
D
209,484.68
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
169,044.28
181,277.52
209,484.68
0.00
0.00
0.00
E
73,867.95
0.00
0.00
0.00
0.00
73,867.95
0.00
F 38,878.97
G
99,330.33
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
45,849.10
0.00
0.00
0.00
0.00
38,878.97
53,481.23
0.00
0.00
733,828.47
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
884,101.26
0.00
0.00
45,849.10
0.00
838,252.16
733,828.47
INTEREST DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024

Interest
Fees
Scheduled Interest
886,830.94
Master Servicing Fee
1,842.94
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
294.87
Deferred Interest
0.00
Operating Advisor Fee
230.37
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
45,849.10
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
886,830.94
Special Serv Fee plus Adj.
45,849.10
CREFC Intellectual Property
Royalty License Fee
92.14
CCRE Strip
269.36
Principal
Miscellaneous Fee
0.00
Scheduled Principal
191,073.01
Fee Distributions
48,578.78
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
0.00
0.00
191,073.01
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
0.00
0.00
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
838,252.16
Principal Distribution
Yield Maintenance
191,073.01
0.00
Prepayment Premium
0.00
Payments to Certificateholders
1,029,325.17
Total Collections
1,077,903.95
Total Distribution
1,077,903.95
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024

Stated Principal Balance
P&I Advances:
Beginning
Ending
214,018,794.55
213,827,721.54
P & I Advances
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
766,848.51
Ending pool Factor
0.205561
Ending Loan Count
5
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
1
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.9724471%
Controlling Class:
G
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Controlling Class Representative:
400 Capital Management LLC
CCRE Strip for the Distribution Date
269.36
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024

INTEREST ADJUSTMENT RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
26,909.72
8,439.38
3,500.00
3,500.00
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
125,000,000.00
39,1
17,412.03
19,821,629.25
15,606,254.74
14,282,425.52
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1
3
9
1
1
12
213,827,721.54
Count:
Totals:
5
45,849.10
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
45,849.10
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Paid Through
Loan ID
Property Name
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent
Most Recent Value
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Retail
02/16/24
ME
04/03/24
N
125,000,000.00
4.660
501,597.22
0.00
09/03/24
0.00
4
501,597.22
0.00
1.58
12/31/23 2
Other
XX
01/06/24
05/14/18
3
Mixed Use
12/12/23
OH
12/01/23
N
39,1
17,412.03
5.000
253,648.22
0.00
08/01/24
0.00
5
168,787.56
0.00
1.33
12/31/22
4
Multifamily
5 Self Storage
6
Multifamily
7
Office
8
Retail
NY
04/06/44
XX
04/06/34
MI
05/06/24
TN
04/06/24
WI
04/01/24
04/05/24
01/05/24
02/06/24
01/05/24
01/02/24
9
Retail
08/15/24
NJ
05/06/24
N
19,821,629.25
4.739
121,121.90
0.00
08/06/24
0.00
5
81,043.22
0.00
1.
1
1
12/31/23
10
Industrial
NY
04/05/24
05/30/24
1
1
Office
06/13/24
TN
04/06/24
N
105,625.90
0.00
08/06/24
0.00
5
71,515.57
15,606,254.74
5.310
0.00
1.48
12/31/23
12
Office
07/15/24
NC
03/06/24
N
95,910.71
0.00
06/06/24
0.00
5
63,887.37
14,282,425.52
5.183
0.00
1.55
12/31/23
13
Retail
14
Retail
15
Multifamily
16
Industrial
17
Multifamily
18
Multifamily
19
Multifamily
20
Mixed Use
21
Office
22
Multifamily
23
Office
24
Multifamily
25
Retail
26
Office
27
Lodging
28
Mixed Use
29
Industrial
30
Industrial
31
Lodging
32
Retail
33
Office
34
Retail
35
Lodging
36
Lodging
37
Retail
38
Office
39
Lodging
40
Multifamily
41
Retail
GA
03/06/24
NJ
03/06/24
NC
04/06/24
XX
04/06/24
TX
05/06/24
TX
04/06/24
MI
04/06/19
NC
05/06/24
TX
05/06/19
NY
05/06/24
KY
04/05/24
NC
04/06/24
CA
05/06/24
CA
04/06/24
XX
04/06/24
GA
04/06/24
NC
03/06/21
CO
04/06/24
SC
04/06/24
TX
04/06/24
TX
05/06/19
NJ
04/06/24
NC
04/06/24
NC
04/06/24
FL
05/06/19
CT
04/06/24
NC
04/06/24
TX
04/06/24
UT
05/06/24
10/10/19
04/29/21
01/05/24
02/06/24
07/03/24
01/16/19
02/21/19
03/06/24
02/06/19
01/31/24
05/20/22
01/05/24
05/06/24
07/24/18
04/03/24
04/05/24
01/06/21
10/21/22
01/08/24
12/31/21
02/06/19
04/05/24
01/08/24
01/08/24
02/06/19
12/21/18
01/08/24
01/05/24
04/29/24

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
42
Mixed Use
43 Self Storage
44
Mixed Use
45
Multifamily
46 Self Storage
47
Retail
48
Multifamily
49
Retail
50
Retail
51
Self Storage
52
Industrial
53
Retail
54
Multifamily
55
Multifamily
56 Self Storage
57
Retail
58
Retail
59
Self Storage
60
Multifamily
61
Retail
62
Industrial
63
Mobile Home
64
Office
65
Office
66
Self Storage
67
Retail
68
Self Storage
69
Multifamily
70
Retail
XX
04/06/24
CA
05/06/24
LA
04/06/24
WI
04/01/24
AZ
04/06/24
IN 04/06/24
MI 05/06/24
WI
04/06/19
NC
02/01/24
NV
04/06/19
NJ
05/06/24
GA
04/06/24
MI 05/06/24
TX
05/06/24
XX
04/06/24
IL
03/06/24
NV
04/06/24
CA
05/06/24
MI 04/06/24
NC
04/06/24
NV
04/06/24
XX
05/06/24
FL
04/06/24
TX
05/01/24
TX
03/06/24
WV 04/01/24
MI 04/06/24
TX
04/06/24
FL
03/01/24
04/05/24
02/06/24
03/28/24
12/29/23
12/06/23
08/06/24
05/02/24
04/19/19
1
1/01/23
02/06/19
04/25/24
06/06/24
02/26/24
02/25/20
01/04/24
04/26/24
01/05/24
02/06/24
08/26/21
04/05/24
02/05/24
02/06/24
02/06/24
05/01/24
03/06/24
12/29/23
01/05/24
01/05/24
03/06/24
Count:
70
Totals:
213,827,721.54
1,077,903.95
0.00
0.00
886,830.94
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
1
125,000,000.00
Servicer provided no comment
125,000,000.00

REO S
TA
TUS REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

15M
to
19.9M
35M
to
39.9M
125M
to
129.9M
10M
to
14.9M
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Count
10M
to
14.9M
1
15M
to
19.9M
2
35M
to
39.9M
1
125M
to
129.9M
1
0
10
20
Total
5
$213,827,721.54
100.00%
$125,000,000.00
58.46%
30
$35,427,883.99
16.57%
40
$39,1
17,412.03
18.29%
Balance ($)
%
50
$14,282,425.52
6.68%
Remaining Principal Balance
60
4.500% - 4.740%
5.000% - 5.240%
5.250% - 5.490%
1
$15,606,254.74
7.30%
0
10
20
Total Weighted Average Rate: 4.81%
30
Total
5
$213,827,721.54
100.00%
40
2
$144,821,629.25
67.73%
2
$53,399,837.55
24.97%
50
Count
Balance ($)
%
60
Gross Rate
70
4.500% -
4.740%
5.000% -
5.240%
5.250% -
5.490%

MAINE
OHIO
NEW JERSEY
TENNESSEE
NORTH CAROLINA
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Count
Balance ($)
%
MAINE
OHIO
NEW JERSEY
TENNESSEE
NORTH CAROLINA
1
$125,000,000.00
58.46%
1
$39,
1
17,412.03
18.29%
1
$19,821,629.25
9.27%
1
$15,606,254.74
7.30%
1
$14,282,425.52
6.68%
Geographic Distribution by State
0
10
20
30
40
Total
5
$213,827,721.54
100.00%
50
60
Count
Balance ($)
%
Mixed Use
1
$39,1
17,412.03
18.29%
Office
2
$29,888,680.26
13.98%
Retail
2
$144,821,629.25
67.73%
Total
5
$213,827,721.54
100.00%
Property
T
ype
Mixed Use
18.3
Office
14.0
Retail
67.7
Mixed Use 18.3%
Office
14.0%
Retail
67.7%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
123 -
125
126 -
128
129 -
131
1
Total
5
Seasoning
Months
Total Weighted Average Seasoning:
126
10
20
30
$39,1
17,412.03
18.29%
40
$213,827,721.54
100.00%
1
$14,282,425.52
6.68%
50
Count
Balance ($)
%
60
3
$160,427,883.99
75.03%
70
80
0
123 -
125
126 -
128
129 -
131
Total Weighted Average Remaining Months:
1
20
40
0 -
2
5
$213,827,721.54
100.00%
Total
5
$213,827,721.54
100.00%
60
Months
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

1.000 - 1.490
1.500 - 1.990
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
1.000 - 1.490
1.500 - 1.990
0
10
Total Weighted Average DSCR:
1.44
20
Total
5
$213,827,721.54
100.00%
30
2
$139,282,425.52
65.14%
40
Count
Balance ($)
%
50
3
$74,545,296.02
34.86%
60
DSCR
70
Amortizing Balloon
13.98%
IO Maturity Balloon
58.46%
IO/Amortizing/Balloon
27.56%
Amortizing Balloon
13.98%
IO Maturity Balloon
58.46%
IO/Amortizing/Balloon 27.56%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
2
$29,888,680.26
13.98%
IO Maturity Balloon
1
$125,000,000.00
58.46%
IO/Amortizing/Balloon
2
$58,939,041.28
27.56%
Total
5
$213,827,721.54
100.00%
Amortization
T
ype

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
16,345,385.04
8,871,377.33
0.00
0.00
0.00
0.00
13
Nov 2019
0.00
8,871,377.33
0.00
0.00
8,871,538.22
8,871,377.33
0.00
0.00
0.00
13
Feb 2020
160.89
8,871,538.22
0.00
0.00
8,788,237.98
8,871,538.22
0.00
0.00
0.00
13
Mar 2023
(83,300.24)
8,788,237.98
0.00
0.00
15,558,044.87
7,388,405.74
0.00
0.00
0.00
0.00
14
May 2021
0.00
7,388,405.74
0.00
0.00
7,398,616.24
7,388,405.74
0.00
0.00
0.00
14
Jul 2021
10,210.50
7,398,616.24
0.00
0.00
7,401,464.74
7,398,616.24
0.00
0.00
0.00
14
Aug 2021
2,848.50
7,401,464.74
0.00
0.00
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Loan Count:
2
Totals:
16,189,702.72
0.00
0.00
0.00
(70,080.35)
16,189,702.72
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Sep 2024
1
14,282,425.52
6.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2024
1
15,640,365.07
7.3%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
5,797,178.74
2.7%
Jul 2024
1
15,674,320.14
7.1%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
13,066,854.54
5.9%
Jun 2024
1
39,376,349.64
16.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
21,197,397.20
9.1%
May 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
6
34,962,028.37
13.7%
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
7
90,21
1,599.91
31.1%
Mar 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
4
21,607,332.06
5.7%
Feb 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
8
79,959,102.73
19.9%
Jan 2024
1
39,807,867.17
8.2%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
16
168,403,955.53
34.9%
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
6,403,184.43
1.0%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
5,513,429.89
0.8%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2023
1
5,004,1
14.87
0.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jul 2023
1
5,014,812.22
0.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Current
4
30 - 59 days
1
60 - 89 days
0
90 - 120 days
0
121 + days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
199,545,296.02
93.32%
199,704,345.69
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
199,545,296.02
93.32%
199,704,345.69
14,282,425.52
0.00
0.00
6.68% 0.00% 0.00%
14,380,130.44
0.00
0.00
0
0
0
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
0
0
0
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
0
0
0
0.00
0.00
0.00
0.00% 0.00% 0.00%
0.00
0.00
0.00
1
0
0
14,282,425.52
0.00
0.00
6.68%
0.00%
0.00%
14,380,130.44
0.00
0.00
0.00
213,827,721.54
0.00%
100.00%
0.00
214,084,476.13
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
5
0.00 213,827,721.54
0.00%
100.00%
0.00
214,084,476.13
Group 1
Current
TOTAL
30
-
59
days
5
Current
93.3%
30
-
59
days
6.7%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
16,345,385.04
7,500,000.00
7,767,764.58
210,617.52
7,557,147.06
8,788,237.98
13
3
Nov 2019
15,558,044.87
5,275,000.00
9,502,807.54
1,346,227.41
8,156,580.13
7,401,464.74
14
3
May 2021
17,270,572.12
1,556,844.93
15,713,727.19
16,189,702.72
Totals:
Count:
2
31,903,429.91
12,775,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

ADDITIONAL LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance
1
125,000,000.00

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s
W
ebsite and each Certificateholder and Beneficial
Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s
W
ebsite; provided that the
Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
INVESTOR NOTICE
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2024